Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Narrative) (Details) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	[2]	£ 244,186	[1]	£ 222,538
Derivative financial liabilities	[2]	243,103	[1]	£ 219,643
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		5,701			£ 5,066
Derivative financial liabilities		£ 4,799			£ 5,293

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83